Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Schedule of Subsidiaries Consolidated Financial Statements

These Financial Statements incorporate the financial statements of the Company, the Company’s subsidiaries, and entities controlled by the Company and its subsidiaries listed below:

Name of Subsidiary	Place of Incorporation	Principal Activity	Ownership
3537137 Canada Inc. [1]	Canada	Holding Company. Wholly-owned subsidiary of the Company.	100%
Pebble Services Inc.	Nevada, USA	Management and services company. Wholly-owned subsidiary of the Company.	100%
Northern Dynasty Partnership	Alaska, USA	Holds 99.9% interest in the Pebble Limited Partnership and 100% of Pebble Mines Corp.	100% (indirect)
Pebble Limited Partnership	Alaska, USA	Limited Partnership. Ownership and Exploration of the Pebble Project.	100% (indirect)
Pebble Mines Corp.	Delaware, USA	General Partner. Holds 0.1% interest in the Pebble Limited Partnership.	100% (indirect)
Pebble West Claims Corporation [2]	Alaska, USA	Holding Company. Subsidiary of the Pebble Limited Partnership.	100% (indirect)
Pebble East Claims Corporation [2]	Alaska, USA	Holding Company. Subsidiary of the Pebble Limited Partnership.	100% (indirect)
U5 Resources Inc.	Nevada, USA	Holding Company. Wholly-owned subsidiary of the Company.	100%
Cannon Point Resources Ltd.	British Columbia, Canada	Not active. Wholly-owned subsidiary of the Company.	100%
MGL Subco Ltd.	British Columbia, Canada	Not active. Wholly-owned subsidiary of the Company.	100%
Delta Minerals Inc.	British Columbia, Canada	Not active. Wholly-owned subsidiary of MGL Subco Ltd.	100% (indirect)
Imperial Gold Corporation	British Columbia, Canada	Not active. Wholly-owned subsidiary of Delta Minerals Inc.	100% (indirect)
Yuma Gold Inc.	Nevada, USA	Not active. Wholly-owned subsidiary of Imperial Gold Corporation.	100% (indirect)

Notes:

1.	Holds a 20% interest in the Northern Dynasty Partnership. The Company holds the remaining 80% interest.
2.	Both entities together hold 2,402 claims comprising the Pebble Project.